Shareholder Fees {- Fidelity Managed Retirement 2035 Fund}	Dec. 13, 2022 USD ($)
NF_07.31 Fidelity Managed Retirement 2035 Fund K6 PRO-01 | Fidelity Managed Retirement 2035 Fund
Shareholder Fees:
(fees paid directly from your investment)	none